Expenses for shipping activities and other expenses from operating activities - General administrative expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee
Analysis of income and expense [abstract]
Wages and salaries	$ (20,797)	$ (10,342)	$ (8,272)
Social security costs	(3,293)	(1,204)	(1,242)
Provision for employee benefits (Note 18)	13	140	205
Cash-settled share-based payments (Note 24)	0	0	2,973
Equity-settled share-based payments (Note 24)	0	(3,945)	(2,411)
Other employee benefits	(2,019)	(1,047)	(919)
Capitalized costs	960	0	0
Employee benefits	(25,136)	(16,398)	(9,666)
Administrative expenses	(50,272)	(42,766)	(37,955)
Tonnage Tax	(2,205)	(3,586)	(4,343)
Claims	(477)	(76)	0
Provisions	324	294	262
Total general and administrative expenses	$ (77,766)	$ (62,532)	$ (51,702)
Average number of full time equivalents (shore staff including shipmanagement) | employee	285.24	198.47	192.81